Related party balances and transactions - Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party balances and transactions
Trade receivables, net	$ 456	$ 1,136
Related Party | Riches Credit Insurance Brokerage Limited
Related party balances and transactions
Trade receivables, net	$ 231	$ 231